CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 568,813	$ 702,274
Net receivables	1,029,155	945,611
Net inventories	258,495	242,028
Income tax receivable		22,228
Deferred income tax assets	101,720	65,843
Other current assets	51,512	81,249
Total current assets	2,009,695	2,059,233
Net property, plant, and equipment	604,498	587,749
Goodwill	1,251,536	1,251,536
Noncurrent deferred income tax assets	134,719	100,519
Deferred charges and other non-current assets	541,298	444,808
Total assets	4,541,746	4,443,845
Current liabilities:
Current portion of long-term debt	30,000	320,000
Accounts payable	333,980	292,281
Contract advances and allowances	119,824	121,927
Accrued compensation	121,901	135,442
Accrued income taxes	6,433
Other accrued liabilities	307,642	193,836
Total current liabilities	919,780	1,063,486
Long-term debt	1,272,002	1,289,709
Postretirement and postemployment benefits liabilities	111,392	126,012
Accrued pension liability	878,819	671,356
Other long-term liabilities	123,002	127,160
Total liabilities	3,304,995	3,277,723
Commitments and contingencies (Notes 10, 12 and 13)
Common stock-$.01 par value: Authorized-180,000,000 shares Issued and outstanding-33,142,408 shares at March 31, 2012 and 33,519,072 shares at March 31, 2011	332	335
Additional paid-in-capital	537,921	559,279
Retained earnings	2,241,711	2,005,651
Accumulated other comprehensive loss	(910,598)	(787,077)
Common stock in treasury, at cost-8,413,041 shares held at March 31, 2012 and 8,036,377 shares held at March 31, 2011	(642,571)	(621,430)
Total Alliant Techsystems Inc. stockholders' equity	1,226,795	1,156,758
Noncontrolling interest	9,956	9,364
Total equity	1,236,751	1,166,122
Total liabilities and equity	$ 4,541,746	$ 4,443,845